Financial Instruments (Carrying Value, Fair Value And Hierarchy Of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mutual fund investments of deferred compensation plans held in trust, carrying value	$ 31,629	$ 28,304
Long-term debt, carrying value	166,784	159,208
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mutual fund investments of deferred compensation plans held in trust	31,629
Long-term debt	175,755
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mutual fund investments of deferred compensation plans held in trust
Long-term debt
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mutual fund investments of deferred compensation plans held in trust
Long-term debt